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                                UNITED STATES

                     SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549

                                  FORM 13F

                             FORM l3F COVERPAGE



Report for the Calendar Year or Quarter Ended:   6/30/05
                                                 -------
Check here if Amendment [ ]; Amendment Number:  _______

     This Amendment (Check only one.): [ ] is a restatement.
                                       [x] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Income Research & Management, Inc.
      ----------------------------------

Address: Two International Place
         -----------------------
         23rd floor
         -----------------------
         Boston, MA 02110-4106
         -----------------------

Form l3F File Number: 28-10329
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:



Name: Christina Gaughran
      -------------------------------
Title: Vice President
       ------------------------------
Phone: (617) 330-9333
       ------------------------------



Signature, Place, and Date of Signing:


   Christina Gaughran               Boston, MA                7/27/2005
 ------------------------         ---------------           -------------
        {Signature]                [City, State]                [Date]


Report Type (Check only one.):

[x] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)






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                            FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:      0
                                  --------------

Form 13F Information Table Entry Total:     45
                                        ---------

Form 13F Information Table Value Total:  199,632
                                       -----------
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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
                                                                                             COLUMN 6
                                                                                             INVEST-                  COLUMN 8
COLUMN 1                COLUMN 2           COLUMN 3   COLUMN 4      COLUMN 5                  MENT   COLUMN 7     VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS      CUSIP      MARKET       SHRS OR    SH/     PUT/  DISCRE-  OTHER    ---------------------
                                                      X ($1000)     PRN AMT    PRN     CALL   TION   MANAGERS  SOLE   SHARED  NONE
AMERICAN INTL GROUP     DBCV 11/0         026874AP2   22,925.10     34,735     PRN      P      SOLE    NONE     0      0      NONE
JOHNSON & JOHNSON       SDCV              02261WAB5   11,843.48     13,270     PRN      P      SOLE    NONE     0      0      NONE
AMERICAN INTL GROUP     DBCV 11/0         026874AP2   16,652.92     24,995     PRN      P      SOLE    NONE     0      0      NONE
BOEING                  COM               97023105       116         1,750     SH              SOLE    NONE     0      0      NONE
BRISTOL-MYER            DBCV 9/1          110122AM0     12,514      12,700     PRN      P      SOLE    NONE     0      0      NONE
BRISTOL-MYER            DBCV 9/1          110122AN8     5,109        5,185     PRN      P      SOLE    NONE     0      0      NONE
CSX CORP                DBCV 10/3         126408GA5     8,654        9,990     PRN      P      SOLE    NONE     0      0      NONE
CENDANT                 COM               151313103       63         2,800     SH              SOLE    NONE     0      0      NONE
CITIGROUP               COM               172967101       64         1,380     SH              SOLE    NONE     0      0      NONE
COMCAST CORP            CL A              20030N101       61         2,000     SH              SOLE    NONE     0      0      NONE
CORNING                 COM               219350105       27         1,600     SH              SOLE    NONE     0      0      NONE
DIAMOND OFFSHORE
 DRILLING               SR DB CV 144A     25271CAD4      227          185      PRN      P      SOLE    NONE     0      0      NONE
DIAMOND OFFSHORE
 DRILLING               SUB DB CONV       25271CAE2     6,908        5,625     PRN      P      SOLE    NONE     0      0      NONE
WALT DISNEY             Note 2.125% 4/1   254687AU0     10,885      10,560     PRN      P      SOLE    NONE     0      0      NONE
DUKE ENERGY             NOTE 1.75% 5/1    264399EJ1     5,107        4,062     PRN      P      SOLE    NONE     0      0      NONE
FRANKLIN RESOURCES      NOTE 5/1          354613AC5     3,235        4,455     PRN      P      SOLE    NONE     0      0      NONE
GENERAL MILLS           DBCV 10/2         370334AU8     2,975        4,220     PRN      P      SOLE    NONE     0      0      NONE
GENERAL MOTORS (sh)     DEB SR CONV B     370442733     5,467       291,550    SH       P      SOLE    NONE     0      0      NONE
HCC INSURANCE           NOTE 1.30% 4/0    404132AB8     6,440        5,645     PRN      P      SOLE    NONE     0      0      NONE
INTL PAPER              DBCV 6/2          460146BM4     9,982       18,315     PRN      P      SOLE    NONE     0      0      NONE
RUSSELL 2000            COM               464287655       63         1,000     SH              SOLE    NONE     0      0      NONE
LEGG MASON              NOTE 6/0          524901AG0     4,078        3,395     PRN      P      SOLE    NONE     0      0      NONE
LIBERTY MEDIA           COM               530718105       31         3,000     SH              SOLE    NONE     0      0      NONE
LOWES COMPANIES         NOTE 2/1          548661CF2     5,185        5,415     PRN      P      SOLE    NONE     0      0      NONE
LOWES COMPANIES         NOTE .861% 10/1   548661CG0     11,012      10,648     PRN      P      SOLE    NONE     0      0      NONE
MERCK                   COM               589331107       55         1,800     SH              SOLE    NONE     0      0      NONE
MERRILL-KR              MTNF 1% 2/1       59018SZ23     4,178        4,175     PRN             SOLE    NONE     0      0      NONE
MILACRON INC            COM               598709103       13         6,904     SH              SOLE    NONE     0      0      NONE
MOTOROLA                COM               620076109       93         5,100     SH              SOLE    NONE     0      0      NONE
NORTHROP                COM               666807102       91         1,650     SH              SOLE    NONE     0      0      NONE
PMI GROUP INC           DBCV 3.875% 11/   69344MAE1      156          150      PRN      P      SOLE    NONE     0      0      NONE
PFIZER INC              COM               717081103       76         2,750     SH              SOLE    NONE     0      0      NONE
QWEST COMMUNICATIONS    COM               749121109       33         9,000     SH              SOLE    NONE     0      0      NONE
RADIAN GROUP INC        DBCV 3.875% 11/   750236AF8     6,541        6,500     PRN      P      SOLE    NONE     0      0      NONE
RITE AID                COM               767754104       33         7,865     SH              SOLE    NONE     0      0      NONE
SCHLUMBERGER SER B      DBCV 3.875% 11/   806857AD0     2,220        1,975     PRN      P      SOLE    NONE     0      0      NONE
SOLECTRON               COM               834182107       8          2,000     SH              SOLE    NONE     0      0      NONE
SUN MICROSYSTEMS        COM               866810104       7          2,000     SH              SOLE    NONE     0      0      NONE
TIME WARNER             COM               887317105       58         3,500     SH              SOLE    NONE     0      0      NONE
TRAVELERS (sh)          NT CV JR 2032     89420G307     17,208      768,550    SH              SOLE    NONE     0      0      NONE
TYCO                    COM               902124106       99         3,400     SH              SOLE    NONE     0      0      NONE
VERIZON GLOBAL          NOTE 5/1          92344GAN6     18,638      30,122     PRN      P      SOLE    NONE     0      0      NONE
VERIZON GLOBAL          DB CV ZRO 144A    92344GAP1      591          955      PRN      P      SOLE    NONE     0      0      NONE
WACHOVIA CORP           COM               929903102       71         1,425     SH              SOLE    NONE     0      0      NONE
WASTE MANAGEMENT        COM               94106L109       99         3,500     SH              SOLE    NONE     0      0      NONE
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